PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property, plant and equipment, net consist of the following:

	December 31,
	2012	2011

Buildings	$1,138,907	$963,534
Plant equipment	10,062,804	4,609,100
Office equipment	206,115	179,817
Motor vehicles	747,835	634,536
	12,155,661	6,386,987
Less: Accumulated depreciation	(3,242,916)	(2,635,328)
	$8,912,745	$3,751,659